Consolidated Schedule of Investments (unaudited) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 2.98%, 10/15/28(a)(b)	USD	500	$495,493
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (3 mo. Euribor + 5.66%), 5.66%, 05/15/31(b)	EUR	203	223,618
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 2.08%, 05/15/30(a)(b)	USD	500	476,832
CIFC Funding Ltd., Series 2014-4RA, Class B, (3 mo. LIBOR US + 2.20%), 2.47%, 10/17/30(a)(b)		250	240,628
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 2.23%, 07/15/31(a)(b)		250	239,812
Greene King Finance PLC
Series B1, (3 mo. LIBOR GBP + 1.80%), 1.86%, 12/15/34(c)	GBP	100	112,326
Series B2, (3 mo. LIBOR GBP + 2.08%), 2.14%, 03/15/36(b)		100	92,905
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		500	610,069

Total Asset-Backed Securities — 0.2% (Cost: $2,665,840)			2,491,683

		Shares

Common Stocks

Auto Components — 0.0%
Lear Corp.		227	24,754

Building Products — 0.0%
AZEK Co., Inc.(d)		1,120	38,987

Chemicals — 0.4%
Element Solutions, Inc.(d)		451,451	4,744,750

Consumer Finance — 0.0%
Arrow Global Group PLC		22,550	36,954

Diversified Financial Services — 0.0%
Ally Financial, Inc.		1	25
Kcad Holdings I Ltd.(e)		2,223,465,984	22,235

			22,260

Diversified Telecommunication Services — 0.1%
Altice Europe NV(d)		190,952	909,145
CenturyLink, Inc.		84,328	850,869
Telecom Italia SpA		145,490	58,745

			1,818,759

Energy Equipment & Services(e) — 0.0%
Osum Oil Sands Corp.		400,000	405,542
Pioneer Energy Services Corp.		5,062	196,573

			602,115

Entertainment — 0.1%
Live Nation Entertainment, Inc.(d)		19,787	1,066,124

Security		Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.6%
Gaming and Leisure Properties, Inc.		93,080	$3,437,444
VICI Properties, Inc.		217,410	5,080,872

			8,518,316

Life Sciences Tools & Services — 0.0%
PPD, Inc.(d)		7,497	277,314

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(d)		527,174	527,174
Emmis Communications Corp., Class A(d)		7,210	10,959
Mediaco Holding Inc., Class A		912	2,362

			540,495

Metals & Mining — 0.2%
Constellium SE		285,624	2,242,148

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.(d)		135,652	2,108,032

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.		128	2,171
SunPower Corp.(d)		1,025	12,823

			14,994

Total Common Stocks — 1.6% (Cost: $54,371,259)			22,056,002

		Par (000)

Corporate Bonds

Aerospace & Defense — 6.1%
Amsted Industries, Inc., 5.63%, 07/01/27(a)	USD	890	946,800
Boeing Co.
5.15%, 05/01/30		4,000	4,496,035
5.81%, 05/01/50		6,000	7,258,681
5.93%, 05/01/60		5,000	6,188,197
Bombardier, Inc.(a)
8.75%, 12/01/21		3,455	3,499,639
5.75%, 03/15/22		404	391,476
6.13%, 01/15/23		1,200	1,026,000
7.50%, 12/01/24		857	657,743
7.50%, 03/15/25		449	336,750
7.88%, 04/15/27		5,442	4,127,430
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,312,560
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		2,295	1,939,275
General Electric Co.
4.25%, 05/01/40		805	816,721
4.35%, 05/01/50		640	652,551
Howmet Aerospace, Inc.
5.87%, 02/23/22		1,363	1,441,645
5.13%, 10/01/24		669	709,140
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		1,810	1,889,568
Rolls-Royce PLC
0.88%, 05/09/24	EUR	100	101,570
1.63%, 05/09/28		100	93,754
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26	USD	1,467	1,481,670
4.00%, 03/01/28		1,391	1,293,630
Spirit AeroSystems, Inc., 5.50%, 01/15/25		926	926,000

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
SSL Robotics LLC, 9.75%, 12/31/23(a)	USD	851	$937,359
TransDigm, Inc.(a)
8.00%, 12/15/25		3,833	4,168,387
6.25%, 03/15/26		31,017	32,390,898
Triumph Group, Inc., 8.88%, 06/01/24(a)		3,696	3,936,240
Wolverine Escrow LLC, 9.00%, 11/15/26(a)		636	524,700

			84,544,419

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25(a)		565	603,767

Airlines — 0.9%
American Airlines, Inc., 11.75%, 07/15/25(a)		855	825,075
Delta Air Lines, Inc., 7.00%, 05/01/25(a)		1,917	2,104,913
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
4.50%, 10/20/25		975	1,001,181
4.75%, 10/20/28		2,890	3,000,627
International Consolidated Airlines Group SA, 0.50%, 07/04/23	EUR	100	92,916
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)	USD	4,647	4,838,689
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)		403	426,473

			12,289,874

Auto Components — 1.5%
Adient US LLC, 9.00%, 04/15/25(a)		1,088	1,199,520
Clarios Global LP, 6.75%, 05/15/25(a)		1,321	1,390,352
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	301	353,348
6.25%, 05/15/26(a)	USD	5,983	6,273,475
8.50%, 05/15/27(a)		7,550	7,795,375
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)		1,626	1,658,520
Faurecia SE
2.63%, 06/15/25	EUR	100	115,304
3.75%, 06/15/28		100	116,538
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	USD	1,085	1,177,225
IHO Verwaltungs GmbH(f)
(4.63% PIK), 3.88%, 05/15/27	EUR	252	295,564
(6.00% Cash or 6.75% PIK), 6.00%, 05/15/27(a)	USD	200	211,000
ZF Europe Finance BV, 2.00%, 02/23/26	EUR	100	106,918
ZF Finance GmbH
3.00%, 09/21/25		200	228,035
3.75%, 09/21/28		200	226,869

			21,148,043

Automobiles — 3.1%
Allison Transmission, Inc.(a)
5.00%, 10/01/24	USD	1,327	1,340,350
5.88%, 06/01/29		2,297	2,484,206
Asbury Automotive Group, Inc.(a)
4.50%, 03/01/28		751	755,694
4.75%, 03/01/30		732	737,490
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	112,848
Fiat Chrysler Automobiles NV
3.88%, 01/05/26		150	190,147
4.50%, 07/07/28		100	133,366
Ford Motor Co.
8.50%, 04/21/23	USD	1,362	1,484,580
4.35%, 12/08/26		240	236,894

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Co. (continued)
4.75%, 01/15/43	USD	426	$385,711
5.29%, 12/08/46		532	499,083
Ford Motor Credit Co. LLC
3.20%, 01/15/21		200	199,578
5.88%, 08/02/21		1,636	1,666,675
3.81%, 10/12/21		382	382,955
5.60%, 01/07/22		387	395,708
2.98%, 08/03/22		795	783,075
3.09%, 01/09/23		200	195,978
4.14%, 02/15/23		829	834,156
3.10%, 05/04/23		400	390,600
4.38%, 08/06/23		410	416,273
3.81%, 01/09/24		2,063	2,042,370
1.74%, 07/19/24	EUR	100	109,066
4.06%, 11/01/24	USD	200	199,750
5.13%, 06/16/25		2,539	2,618,344
4.13%, 08/04/25		2,166	2,145,239
3.25%, 09/15/25	EUR	100	114,100
2.33%, 11/25/25		300	327,465
4.39%, 01/08/26	USD	507	501,215
General Motors Co.
6.80%, 10/01/27		2,691	3,277,483
5.00%, 10/01/28		254	285,614
5.00%, 04/01/35		655	709,599
6.25%, 10/02/43		710	841,395
5.20%, 04/01/45		808	870,349
5.95%, 04/01/49		1,690	1,980,233
General Motors Financial Co., Inc., 5.65%, 01/17/29		281	327,791
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)		838	823,335
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	EUR	100	97,354
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	USD	680	668,950
Navistar International Corp.(a)
9.50%, 05/01/25		411	463,102
6.63%, 11/01/25		2,739	2,800,627
Nissan Motor Co. Ltd.
3.20%, 09/17/28	EUR	150	177,252
4.81%, 09/17/30(a)	USD	1,701	1,711,214
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,258	1,252,874
5.50%, 05/15/26		299	308,442
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(c)	EUR	100	111,462
Tesla, Inc., 5.30%, 08/15/25(a)	USD	2,146	2,221,110
Volvo Car AB, 3.00%, 10/14/27		100	117,245
Wabash National Corp., 5.50%, 10/01/25(a)		2,154	2,154,000

			42,882,347

Banks — 0.4%
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25	EUR	125	144,908
(5 year EUR Swap + 8.92%), 8.50%, 09/10/30(c)		100	112,848
Banco BPM SpA, 2.50%, 06/21/24		100	119,718
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(c)		200	203,157
Banco Espirito Santo SA(d)(g)
4.75%, 01/15/21		1,900	289,595
4.00%, 01/21/21		1,100	167,660

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
CIT Group, Inc.
5.00%, 08/15/22	USD	278	$286,340
5.00%, 08/01/23		404	419,150
6.00%, 04/01/36		3,261	3,293,610
Commerzbank AG(c)
(5 year EUR Swap + 4.35%), 4.00%, 12/05/30	EUR	100	119,746
(5 year EUR Swap + 6.36%), 6.13%(h)		200	228,628
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27		100	118,400
Intesa Sanpaolo SpA, 5.15%, 06/10/30	GBP	125	174,732
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(c)	EUR	200	259,065

			5,937,557

Banks: Diversified — 0.1%
Encompass Health Corp.
5.75%, 11/01/24	USD	682	683,023
4.50%, 02/01/28		246	247,230
4.75%, 02/01/30		345	350,016

			1,280,269

Beverages — 2.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(f)		4,109	4,087,782
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(a)		3,429	3,494,151
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(a)		1,304	1,362,680
2.13%, 08/15/26	EUR	100	113,715
4.13%, 08/15/26(a)	USD	1,756	1,780,145
4.75%, 07/15/27(a)	GBP	427	552,203
4.75%, 07/15/27		212	274,162
Ball Corp.
5.25%, 07/01/25	USD	120	135,831
4.88%, 03/15/26		1,126	1,255,490
2.88%, 08/15/30		1,535	1,517,731
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	183,869
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24	EUR	123	140,229
5.50%, 04/15/24(a)	USD	2,321	2,329,216
OI European Group BV, 3.13%, 11/15/24	EUR	100	118,267
Silgan Holdings, Inc.
3.25%, 03/15/25		300	355,160
4.13%, 02/01/28	USD	199	203,478
2.25%, 06/01/28	EUR	199	226,901
Trivium Packaging Finance BV
3.75%, 08/15/26		320	370,427
5.50%, 08/15/26(a)	USD	3,583	3,710,107
8.50%, 08/15/27(a)		6,881	7,419,266

			29,630,810

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)		393	394,544

Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30(a)		717	770,775
Builders FirstSource, Inc., 6.75%, 06/01/27(a)		682	730,592
Cemex SAB de CV, 3.13%, 03/19/26	EUR	150	176,142
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(a)	USD	1,221	1,236,739
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)		1,706	1,802,474
Griffon Corp., 5.75%, 03/01/28		456	475,986

Security		Par (000)	Value

Building Materials (continued)
HT Troplast GmbH, 9.25%, 07/15/25	EUR	128	$159,258
James Hardie International Finance DAC(a)
4.75%, 01/15/25	USD	406	414,628
5.00%, 01/15/28		458	477,465
Jeld-Wen, Inc.(a)
6.25%, 05/15/25		852	907,380
4.63%, 12/15/25		321	322,605
4.88%, 12/15/27		99	100,886
Masonite International Corp.(a)
5.75%, 09/15/26		701	730,792
5.38%, 02/01/28		342	364,721
Norbord, Inc., 6.25%, 04/15/23(a)		1,566	1,675,620
Standard Industries, Inc.
2.25%, 11/21/26	EUR	234	262,024
5.00%, 02/15/27(a)	USD	715	743,600
4.38%, 07/15/30(a)		2,489	2,551,885
3.38%, 01/15/31(a)		3,332	3,288,667
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)		923	961,074
US Concrete, Inc., 5.13%, 03/01/29(a)		515	516,288

			18,669,601

Building Products(a) — 0.4%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		1,464	1,529,880
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		1,687	1,716,523
SRS Distribution, Inc., 8.25%, 07/01/26		2,201	2,349,567

			5,595,970

Capital Markets — 1.3%
ESC Lehman Brothers Holding Production, 1.00%, 12/31/49(d)(g)(i)		1,535	16,118
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22		452	456,778
6.75%, 02/01/24		40	41,031
4.75%, 09/15/24		591	598,387
6.38%, 12/15/25		532	546,877
6.25%, 05/15/26		3,129	3,261,982
5.25%, 05/15/27		848	883,446
Lehman Brothers Holding Escrow, 1.00%, 09/22/49(d)(g)(i)		430	4,515
Lehman Brothers Holdings, Inc.(d)(g)
4.75%, 01/15/21(e)	EUR	1,890	25,483
1.00%, 02/05/21(i)		3,950	53,259
5.38%, 10/17/49		350	4,719
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)		220	258,849
LPL Holdings, Inc., 5.75%, 09/15/25(a)	USD	323	334,688
NFP Corp.(a)
7.00%, 05/15/25		531	562,860
6.88%, 08/15/28		3,247	3,287,182
Owl Rock Capital Corp.
5.25%, 04/15/24		658	682,681
4.00%, 03/30/25		715	721,325
3.75%, 07/22/25		2,908	2,899,014
4.25%, 01/15/26		996	1,008,978
Pershing Square Holdings Ltd., 5.50%, 07/15/22(a)		2,100	2,221,406

			17,869,578

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 3.2%
Ashland Services BV, 2.00%, 01/30/28	EUR	251	$279,571
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(f)	USD	2,283	2,288,707
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)		9,638	9,770,522
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		651	663,206
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)		1,110	1,134,975
Blue Cube Spinco LLC
9.75%, 10/15/23		223	229,969
10.00%, 10/15/25		1,225	1,295,438
Chemours Co., 6.63%, 05/15/23		2,247	2,273,953
Element Solutions, Inc., 3.88%, 09/01/28(a)		6,072	5,958,150
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		791	806,820
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(a)		1,492	1,603,900
K&S AG, 3.00%, 06/20/22	EUR	100	114,607
Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 05/15/26		100	118,062
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	USD	878	908,546
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	120,443
Monitchem HoldCo 3 SA, 5.25%, 03/15/25		222	264,188
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	456	452,728
OCI NV
3.13%, 11/01/24	EUR	100	116,366
5.25%, 11/01/24(a)	USD	1,218	1,256,611
3.63%, 10/15/25(j)	EUR	129	151,246
PQ Corp., 5.75%, 12/15/25(a)	USD	3,618	3,722,017
Synthomer PLC, 3.88%, 07/01/25	EUR	100	119,297
Valvoline Inc., 4.38%, 08/15/25	USD	680	699,550
Valvoline, Inc., 4.25%, 02/15/30(a)		629	641,580
WESCO Distribution, Inc.(a)
7.13%, 06/15/25		3,608	3,930,194
7.25%, 06/15/28		3,271	3,583,953
WR Grace & Co-Conn(a)
5.63%, 10/01/24		559	593,938
4.88%, 06/15/27		1,473	1,521,167

			44,619,704

Commercial Services & Supplies — 1.3%
ADT Security Corp.
4.13%, 06/15/23		293	306,478
4.88%, 07/15/32(a)		1,341	1,354,410
APX Group, Inc.
7.88%, 12/01/22		840	840,000
8.50%, 11/01/24		274	289,070
6.75%, 02/15/27(a)		1,620	1,680,750
ASGN, Inc., 4.63%, 05/15/28(a)		446	447,838
Ashtead Capital, Inc., 4.00%, 05/01/28(a)		1,245	1,291,687
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(a)		261	279,433
Herc Holdings, Inc., 5.50%, 07/15/27(a)		2,667	2,759,412
Intertrust Group BV, 3.38%, 11/15/25	EUR	200	238,565
Loxam SAS
4.25%, 04/15/24		100	114,300
3.25%, 01/14/25		268	296,803
3.75%, 07/15/26		115	128,427

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	USD	491	$514,323
5.75%, 04/15/26		653	698,305
3.38%, 08/31/27		1,993	1,911,775
6.25%, 01/15/28		1,187	1,201,837
United Rentals North America, Inc.
4.63%, 10/15/25		241	246,423
5.88%, 09/15/26		341	359,329
5.50%, 05/15/27		583	618,709
3.88%, 11/15/27		771	794,130
5.25%, 01/15/30		496	541,260
4.00%, 07/15/30		507	519,675
Verisure Holding AB, 3.88%, 07/15/26	EUR	140	164,225
Verisure Midholding AB, 5.75%, 12/01/23		100	117,051

			17,714,215

Communications Equipment(a) — 0.8%
Avaya, Inc., 6.13%, 09/15/28	USD	3,083	3,143,427
CommScope Technologies LLC, 6.00%, 06/15/25		2,057	2,084,872
CommScope, Inc.
5.50%, 03/01/24		3,375	3,468,049
6.00%, 03/01/26		1,458	1,519,965
8.25%, 03/01/27		168	174,720

			10,391,033

Construction & Engineering — 0.3%
Ferrovial Netherlands BV, (5 year EUR Swap +
2.13%), 2.12%(c)(h)	EUR	400	439,737
frontdoor, Inc., 6.75%, 08/15/26(a)	USD	1,382	1,471,830
KBR, Inc., 4.75%, 09/30/28(a)		955	960,969
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		951	972,397
SPIE SA, 2.63%, 06/18/26	EUR	100	116,073
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	USD	393	396,930

			4,357,936

Construction Materials(a) — 1.7%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26		1,270	1,317,625
4.00%, 01/15/28		357	362,801
Core & Main LP, 6.13%, 08/15/25		7,720	7,819,781
HD Supply, Inc., 5.38%, 10/15/26		4,681	4,896,513
IAA, Inc., 5.50%, 06/15/27		1,538	1,601,443
KAR Auction Services, Inc., 5.13%, 06/01/25		1,866	1,865,963
Picasso Finance Sub, Inc., 6.13%, 06/15/25		2,624	2,826,415
Williams Scotsman International, Inc., 4.63%, 08/15/28		1,256	1,261,074
Winnebago Industries, Inc., 6.25%, 07/15/28		703	741,665
Wolverine Escrow LLC, 8.50%, 11/15/24		312	255,840

			22,949,120

Consumer Discretionary — 1.0%
Carnival Corp.
11.50%, 04/01/23(a)		3,254	3,646,579
10.13%, 02/01/26	EUR	101	125,717
10.50%, 02/01/26(a)	USD	639	707,692
9.88%, 08/01/27(a)		705	747,011
NCL Corp. Ltd., 10.25%, 02/01/26(a)		632	658,465
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28		2,432	2,515,418
5.88%, 10/01/30		1,509	1,561,815

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(a)
10.88%, 06/01/23	USD	565	$632,084
9.13%, 06/15/23		884	937,040
11.50%, 06/01/25		1,215	1,409,468
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	200	238,591

			13,179,880

Consumer Finance — 3.1%
Encore Capital Group, Inc., 4.88%, 10/15/25		100	116,910
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(a)(f)	USD	1,253	1,296,855
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	200	260,603
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)	USD	4,502	4,625,130
Navient Corp.
6.13%, 03/25/24		1,359	1,369,192
5.88%, 10/25/24		665	661,263
5.00%, 03/15/27		42	39,439
OneMain Finance Corp.
6.88%, 03/15/25		585	649,160
8.88%, 06/01/25		433	479,548
7.13%, 03/15/26		2,395	2,675,694
6.63%, 01/15/28		720	799,056
5.38%, 11/15/29		113	117,520
Refinitiv US Holdings, Inc.
4.50%, 05/15/26(a)	EUR	2,465	3,020,547
4.50%, 05/15/26		595	729,098
6.25%, 05/15/26(a)	USD	318	340,260
8.25%, 11/15/26(a)		5,788	6,337,860
Sabre GLBL, Inc.(a)
5.25%, 11/15/23		219	214,073
9.25%, 04/15/25		2,371	2,609,451
7.38%, 09/01/25		1,293	1,305,930
Verscend Escrow Corp., 9.75%, 08/15/26(a)		9,470	10,296,636
WEX, Inc., 4.75%, 02/01/23(a)		4,000	4,005,000

			41,949,225

Containers & Packaging — 0.7%
Berry Global, Inc., 1.00%, 01/15/25	EUR	100	112,516
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	965	998,775
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		2,163	2,244,112
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)		554	576,852
Graphic Packaging International LLC(a)
4.75%, 07/15/27		574	621,355
3.50%, 03/15/28		459	457,853
3.50%, 03/01/29		283	284,769
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)		679	688,540
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		747	784,350
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)		2,208	2,329,440
Sealed Air Corp.(a)
5.13%, 12/01/24		142	153,804

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(a) (continued)
6.88%, 07/15/33	USD	700	$897,750
WEPA Hygieneprodukte GmbH, (3 mo. Euribor + 2.88%), 2.88%, 12/15/26(b)	EUR	100	114,472

			10,264,588

Diversified Consumer Services — 2.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
6.63%, 07/15/26	USD	10,303	10,972,695
9.75%, 07/15/27		3,081	3,347,568
Ascend Learning LLC, 6.88%, 08/01/25		4,706	4,809,061
Brink’s Co., 5.50%, 07/15/25(a)		632	658,860
Garda World Security Corp.(a)
4.63%, 02/15/27		1,666	1,674,330
9.50%, 11/01/27		1,004	1,054,200
Graham Holdings Co., 5.75%, 06/01/26(a)		1,199	1,261,948
Laureate Education, Inc., 8.25%, 05/01/25(a)		591	626,460
Service Corp. International
5.13%, 06/01/29		937	1,038,318
3.38%, 08/15/30		1,357	1,358,696
Sotheby’s, 7.38%, 10/15/27(a)		2,000	2,000,000

			28,802,136

Diversified Financial Services — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31		6,309	8,637,807
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	225	273,890
Barclays PLC, 5.20%, 05/12/26	USD	800	887,000
BNP Paribas SA, 6.50%(h)		22	22,261
Cabot Financial Luxembourg II SA, (3 mo. Euribor + 6.38%), 6.38%, 06/14/24(b)	EUR	148	173,110
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	130,110
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(c)(h)	USD	3,485	3,367,381
Fairstone Financial, Inc., 7.88%, 07/15/24(a)		852	873,300
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	330	356,729
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(f)	USD	1,698	900,838
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(c)(h)		3,780	3,781,134
Intrum AB, 3.50%, 07/15/26	EUR	201	213,864
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
5.25%, 03/15/22	USD	264	258,799
4.25%, 02/01/27		1,504	1,300,960
ProGroup AG, 3.00%, 03/31/26	EUR	100	115,936
Spectrum Brands, Inc.(a)
5.00%, 10/01/29	USD	566	587,225
5.50%, 07/15/30		792	835,560
UniCredit SpA(c)
(5 year EUR Swap + 2.80%), 2.73%, 01/15/32	EUR	200	221,007
(5 year EURIBOR ICE Swap Rate + 4.74%), 4.88%, 02/20/29		200	248,253

			23,185,164

Diversified Telecommunication Services — 4.2%
CenturyLink, Inc.
5.13%, 12/15/26(a)	USD	5,470	5,619,823
4.00%, 02/15/27(a)		2,696	2,738,893

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc. (continued)
Series P, 7.60%, 09/15/39	USD	1,857	$2,098,187
Series U, 7.65%, 03/15/42		2,241	2,504,318
Series W, 6.75%, 12/01/23		1,228	1,346,195
Series Y, 7.50%, 04/01/24		1,254	1,403,979
Cincinnati Bell, Inc.(a)
7.00%, 07/15/24		1,479	1,522,468
8.00%, 10/15/25		408	430,950
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(j)		1,037	1,057,740
Frontier Communications Corp.(a)
8.50%, 04/01/26		934	941,472
8.00%, 04/01/27		6,890	6,866,195
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(a)		370	375,550
Level 3 Financing, Inc.
5.25%, 03/15/26		224	232,053
4.63%, 09/15/27(a)		662	680,205
4.25%, 07/01/28(a)		3,754	3,811,511
3.63%, 01/15/29(a)		2,018	1,992,775
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		290	278,627
SoftBank Group Corp.
4.00%, 04/20/23	EUR	250	302,785
4.75%, 09/19/24	USD	200	202,500
4.75%, 07/30/25	EUR	515	643,059
3.13%, 09/19/25		500	580,883
5.00%, 04/15/28		500	620,298
4.00%, 09/19/29		100	117,203
Sprint Capital Corp.
6.88%, 11/15/28	USD	2,450	3,062,500
8.75%, 03/15/32		5,408	7,916,285
Switch Ltd., 3.75%, 09/15/28(a)		1,778	1,795,780
Telecom Italia Capital SA
6.38%, 11/15/33		1,521	1,809,990
6.00%, 09/30/34		2,322	2,693,520
7.20%, 07/18/36		266	335,479
7.72%, 06/04/38		539	716,870
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	139,158
Telecom Italia SpA
4.00%, 04/11/24		139	172,749
5.30%, 05/30/24(a)	USD	2,004	2,169,330
2.75%, 04/15/25	EUR	239	288,169
3.00%, 09/30/25		100	121,788

			57,589,287

Electric Utilities — 0.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(a)	USD	1,352	1,409,730
PG&E Corp., 5.25%, 07/01/30		1,791	1,732,793
Pike Corp., 5.50%, 09/01/28(a)		874	879,410

			4,021,933

Electrical Equipment — 0.1%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		1,756	1,810,067

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc., 3.88%, 03/15/28	EUR	100	117,245
BWX Technologies, Inc.(a)
5.38%, 07/15/26	USD	200	207,750
4.13%, 06/30/28		1,344	1,374,240

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	USD	198	$216,068
4.13%, 05/01/25		1,253	1,293,722
3.25%, 02/15/29		2,062	2,054,267
Energizer Holdings, Inc.(a)
6.38%, 07/15/26		514	552,653
7.75%, 01/15/27		468	511,290
4.75%, 06/15/28		1,013	1,048,354
4.38%, 03/31/29		96	96,960
Itron, Inc., 5.00%, 01/15/26(a)		231	236,775
Xerox Corp., 4.80%, 03/01/35		1,375	1,313,125

			9,022,449

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(a)
6.88%, 04/01/27		932	892,744
6.25%, 04/01/28		157	147,973
ChampionX Corp., 6.38%, 05/01/26		1,109	1,059,306
Pioneer Energy Services Corp.(a)(e)(f)
(11.00% PIK), 11.00%, 05/15/25		2,099	1,679,030
(5.00% PIK), 5.00%, 11/15/25(k)		1,415	764,731
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		1,918	1,901,218
6.88%, 09/01/27		1,418	1,406,117

			7,851,119

Environmental, Maintenance, & Security Service — 1.4%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		1,104	1,138,500
Clean Harbors, Inc.(a)
4.88%, 07/15/27		1,102	1,143,325
5.13%, 07/15/29		1,069	1,159,726
Covanta Holding Corp., 5.00%, 09/01/30		467	471,343
GFL Environmental, Inc.(a)
4.25%, 06/01/25		487	491,870
3.75%, 08/01/25		1,369	1,376,564
7.00%, 06/01/26		4,001	4,217,854
5.13%, 12/15/26		2,663	2,749,814
8.50%, 05/01/27		1,340	1,453,900
Tervita Corp., 7.63%, 12/01/21(a)		2,775	2,532,188
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		2,373	2,401,452

			19,136,536

Equity Real Estate Investment Trusts (REITs) — 2.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		1,641	1,293,223
Diversified Healthcare Trust, 9.75%, 06/15/25		1,165	1,295,806
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(a)		600	632,250
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/24		346	344,270
5.38%, 05/01/25(a)		772	806,200
5.13%, 05/01/26		1,114	1,146,607
4.88%, 01/15/30		2,837	2,922,110
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		350	353,500
4.88%, 04/01/27		240	243,822

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	USD	620	$593,470
Iron Mountain, Inc.(a)
4.88%, 09/15/29		274	278,795
5.25%, 07/15/30		2,169	2,261,182
4.50%, 02/15/31		467	471,390
5.63%, 07/15/32		2,443	2,579,808
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		386	396,314
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		2,117	2,244,613
4.50%, 09/01/26		2,274	2,307,007
5.75%, 02/01/27		117	126,068
4.50%, 01/15/28		1,964	2,000,825
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		3,135	3,268,864
4.63%, 08/01/29		3,178	3,306,614
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)		465	463,837
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		3,036	2,798,949
Service Properties Trust
4.50%, 06/15/23		220	215,750
4.35%, 10/01/24		217	196,385
7.50%, 09/15/25		1,798	1,910,735
Starwood Property Trust, Inc., 5.00%, 12/15/21		1,027	1,016,730
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		871	912,468
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)		969	939,930

			37,327,522

Food & Staples Retailing — 3.0%
Albertsons Cos., Inc.
5.75%, 03/15/25		172	177,427
5.88%, 02/15/28(a)		2,805	2,994,337
4.88%, 02/15/30(a)		909	947,632
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)		1,524	1,559,341
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 3.25%, 03/15/26(a)		1,678	1,665,113
B&M European Value Retail SA, 3.63%, 07/15/25	GBP	100	131,293
Kraft Heinz Foods Co.
3.88%, 05/15/27(a)	USD	305	323,059
4.25%, 03/01/31(a)		4,518	4,956,928
5.00%, 07/15/35		750	863,622
6.88%, 01/26/39		1,474	1,974,361
4.63%, 10/01/39(a)		497	527,638
6.50%, 02/09/40		980	1,245,500
5.00%, 06/04/42		15	16,427
5.20%, 07/15/45		626	684,364
4.38%, 06/01/46		1,594	1,637,720
4.88%, 10/01/49(a)		4,984	5,259,702
5.50%, 06/01/50(a)		7,025	8,051,040
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(a)		1,673	1,806,840
Picard Groupe SAS, (3 mo. Euribor + 3.00%),
3.00%, 11/30/23(b)	EUR	200	227,446
Post Holdings, Inc.(a)
5.00%, 08/15/26	USD	110	112,750
5.75%, 03/01/27		4	4,205

Security		Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(a) (continued)
5.63%, 01/15/28	USD	484	$513,568
5.50%, 12/15/29		40	42,800
4.63%, 04/15/30		1,457	1,498,889
Premier Foods Finance PLC, 6.25%, 10/15/23	GBP	100	132,209
Quatrim SASU, 5.88%, 01/15/24	EUR	100	111,962
Sysco Corp.
6.60%, 04/01/40	USD	1,100	1,487,783
6.60%, 04/01/50		1,100	1,544,114
TreeHouse Foods, Inc., 4.00%, 09/01/28		405	409,609
U.S. Foods, Inc., 6.25%, 04/15/25(a)		841	890,409

			41,798,088

Food Products — 0.9%
Aramark Services, Inc.
5.00%, 04/01/25(a)		20	20,288
6.38%, 05/01/25(a)		1,371	1,428,136
4.75%, 06/01/26		140	141,652
5.00%, 02/01/28(a)		914	920,855
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)		1,755	1,814,266
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		979	1,027,950
JBS USA LUX SA/JBS USA Finance, Inc.(a)
5.75%, 06/15/25		2,552	2,624,860
6.75%, 02/15/28		1,116	1,210,860
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		1,903	2,112,273
Simmons Foods, Inc., 7.75%, 01/15/24(a)		1,306	1,368,035

			12,669,175

Gas Utilities — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25(a)		2,737	2,962,802

Health Care Equipment & Supplies — 1.7%
Avantor Funding, Inc., 4.63%, 07/15/28(a)		5,020	5,208,250
Avantor, Inc.
4.75%, 10/01/24	EUR	126	152,709
6.00%, 10/01/24(a)	USD	6,471	6,762,195
Hologic, Inc.(a)
4.63%, 02/01/28		714	749,971
3.25%, 02/15/29		471	473,944
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA(a)
7.38%, 06/01/25		3,136	3,183,040
7.25%, 02/01/28		7,211	7,499,440

			24,029,549

Health Care Providers & Services — 5.6%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		1,071	1,101,537
Acadia Healthcare Co., Inc.
5.63%, 02/15/23		240	241,500
5.00%, 04/15/29(a)(j)		614	619,373
AdaptHealth LLC, 6.13%, 08/01/28(a)		744	770,189
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		834	894,465
Centene Corp.
5.38%, 06/01/26(a)		1,367	1,440,476
5.38%, 08/15/26(a)		2,015	2,134,238
4.25%, 12/15/27		1,209	1,265,134
4.63%, 12/15/29		5,560	5,997,350
3.38%, 02/15/30		220	228,250
3.00%, 10/15/30(j)		1,631	1,663,946

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(a)
8.63%, 01/15/24	USD	3,460	$3,442,700
6.63%, 02/15/25		1,475	1,427,062
8.00%, 03/15/26		5,769	5,670,927
Encompasss Health Corp., 4.63%, 04/01/31		520	520,000
HCA, Inc.
5.38%, 02/01/25		590	646,050
5.88%, 02/15/26		142	159,040
5.63%, 09/01/28		1,761	2,014,496
5.88%, 02/01/29		2,837	3,305,105
3.50%, 09/01/30		6,759	6,886,610
LifePoint Health, Inc.(a)
6.75%, 04/15/25		1,050	1,105,125
4.38%, 02/15/27		420	420,525
Molina Healthcare, Inc.
5.38%, 11/15/22		712	744,040
4.38%, 06/15/28(a)		1,368	1,396,044
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25	EUR	100	118,103
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(f)	USD	2,403	2,445,411
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(a)		347	368,688
Surgery Center Holdings, Inc.(a)
6.75%, 07/01/25		1,992	1,982,040
10.00%, 04/15/27		3,103	3,304,695
Teleflex, Inc.
4.88%, 06/01/26		751	775,407
4.63%, 11/15/27		214	225,235
4.25%, 06/01/28(a)		2,215	2,292,525
Tenet Healthcare Corp.
8.13%, 04/01/22		3,919	4,357,536
4.63%, 07/15/24		1,378	1,384,890
4.63%, 09/01/24(a)		1,234	1,244,020
7.50%, 04/01/25(a)		1,008	1,083,600
4.88%, 01/01/26(a)		4,422	4,502,304
6.25%, 02/01/27(a)		559	577,005
5.13%, 11/01/27(a)		2,492	2,559,782
4.63%, 06/15/28(a)		737	747,613
6.13%, 10/01/28(a)		2,410	2,343,725
Vizient, Inc., 6.25%, 05/15/27(a)		2,585	2,707,787

			77,114,548

Health Care Technology — 0.5%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		6,190	6,278,517

Hotels, Restaurants & Leisure — 5.7%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24		1,045	1,064,280
5.75%, 04/15/25		808	862,540
5.00%, 10/15/25		2,631	2,697,722
3.88%, 01/15/28		1,727	1,759,468
4.38%, 01/15/28		1,701	1,734,680
4.00%, 10/15/30(j)		71	71,547
Boyd Gaming Corp.
8.63%, 06/01/25(a)		1,191	1,305,669
6.38%, 04/01/26		585	609,096
4.75%, 12/01/27		931	913,544
Boyne USA, Inc., 7.25%, 05/01/25(a)		1,136	1,192,800
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25		7,617	7,961,631

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(a) (continued)
8.13%, 07/01/27	USD	4,556	$4,829,360
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 07/01/25(a)		2,487	2,564,719
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)		2,879	2,965,370
Churchill Downs, Inc.(a)
5.50%, 04/01/27		3,439	3,589,628
4.75%, 01/15/28		1,528	1,535,640
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	247	249,920
Codere Finance 2 Luxembourg SA
7.63%, 11/01/21(a)(d)(g)	USD	200	110,000
12.75%, 09/30/23	EUR	45	52,751
Gamma Bidco SpA, 6.25%, 07/15/25		249	289,021
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	USD	1,963	2,131,465
5.38%, 04/15/26		602	667,197
Golden Nugget, Inc., 6.75%, 10/15/24(a)		6,456	5,390,760
International Game Technology PLC, 3.50%, 07/15/24	EUR	200	230,973
IRB Holding Corp., 7.00%, 06/15/25(a)	USD	929	990,546
Las Vegas Sands Corp.
2.90%, 06/25/25		238	237,698
3.50%, 08/18/26		259	262,460
3.90%, 08/08/29		239	238,955
MGM Resorts International
7.75%, 03/15/22		3,086	3,252,798
6.00%, 03/15/23		1,243	1,289,494
5.75%, 06/15/25		322	337,714
Newell Brands Inc., 4.88%, 06/01/25		743	801,511
Powdr Corp., 6.00%, 08/01/25(a)		956	977,510
Scientific Games International, Inc.
8.63%, 07/01/25(a)		1,054	1,099,823
5.00%, 10/15/25(a)		2,186	2,196,930
3.38%, 02/15/26	EUR	800	891,062
8.25%, 03/15/26(a)	USD	3,338	3,485,172
7.00%, 05/15/28(a)		706	707,728
7.25%, 11/15/29(a)		241	244,615
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(a)		825	857,142
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,396
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)	USD	4,069	4,328,399
Station Casinos LLC, 4.50%, 02/15/28(a)		1,147	1,055,240
Stonegate Pub Co. Financing 2019 PLC
8.00%, 07/13/25	GBP	136	157,939
8.25%, 07/31/25		200	238,700
Vail Resorts, Inc., 6.25%, 05/15/25(a)	USD	811	860,674
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		1,353	1,258,290
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
7.75%, 04/15/25		1,164	1,232,775
5.13%, 10/01/29		1,924	1,832,610
Yum! Brands, Inc.
3.88%, 11/01/23		721	746,235
7.75%, 04/01/25(a)		2,340	2,595,177
4.75%, 01/15/30(a)		906	978,480

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. (continued)
3.63%, 03/15/31	USD	338	$338,000
5.35%, 11/01/43		30	31,650

			78,386,504

Household Durables — 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(a)		406	408,030
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27		1,234	1,244,396
4.88%, 02/15/30		1,482	1,387,167
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(a)		1,212	1,278,660
Diebold Nixdorf, Inc., 9.38%, 07/15/25(a)		645	680,475
Hurricane Finance PLC, 8.00%, 10/15/25	GBP	100	134,467
Installed Building Products, Inc., 5.75%, 02/01/28(a)	USD	723	760,958
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(a)		2,650	2,676,500
Lennar Corp.
4.88%, 12/15/23		968	1,041,810
4.75%, 05/30/25		128	139,697
5.25%, 06/01/26		302	338,995
4.75%, 11/29/27		2,157	2,462,755
Mattamy Group Corp.(a)
5.25%, 12/15/27		830	852,825
4.63%, 03/01/30		1,141	1,155,377
MDC Holdings, Inc., 6.00%, 01/15/43		716	866,360
Meritage Homes Corp., 5.13%, 06/06/27		286	316,745
NCR Corp.(a)
8.13%, 04/15/25		565	624,466
5.75%, 09/01/27		761	795,618
5.00%, 10/01/28		563	563,450
6.13%, 09/01/29		815	863,020
5.25%, 10/01/30		576	576,000
PulteGroup, Inc.
5.00%, 01/15/27		106	119,913
7.88%, 06/15/32		94	129,250
6.38%, 05/15/33		2,805	3,527,287
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27		1,482	1,630,200
5.13%, 08/01/30		767	816,855
Toll Brothers Finance Corp., 4.35%, 02/15/28		66	71,610
TRI Pointe Group, Inc., 5.70%, 06/15/28		291	318,645

			25,781,531

Independent Power and Renewable Electricity Producers — 1.9%
Calpine Corp.(a)
5.25%, 06/01/26		2,409	2,502,662
4.50%, 02/15/28		2,536	2,597,219
5.13%, 03/15/28		7,155	7,405,425
4.63%, 02/01/29		2,845	2,839,666
5.00%, 02/01/31		2,889	2,944,758
Clearway Energy Operating LLC
5.75%, 10/15/25		500	525,000
4.75%, 03/15/28(a)		1,178	1,216,285
NRG Energy, Inc.
3.75%, 06/15/24(a)		845	902,045
5.75%, 01/15/28		14	15,102
4.45%, 06/15/29(a)		2,821	3,108,320

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
5.25%, 06/15/29(a)	USD	255	$277,312
TerraForm Power Operating LLC(a)
4.25%, 01/31/23		595	609,804
4.75%, 01/15/30		1,388	1,467,810

			26,411,408

Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		430	450,425
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(a)		7,186	7,538,976
AmWINS Group, Inc., 7.75%, 07/01/26(a)		3,021	3,232,470
Ardonagh Midco 2 PLC, 11.50%, 01/15/27(a)		378	381,780
Assicurazioni Generali SpA, (3 mo. Euribor + 4.50%), 4.60%(c)(h)	EUR	100	125,013
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	131,422
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)	USD	1,775	1,872,625
HUB International Ltd., 7.00%, 05/01/26(a)		7,164	7,423,695
Societa Cattolica di Assicurazioni SC, (3 mo. Euribor + 4.46%), 4.25%, 12/14/47(c)	EUR	100	117,578
Unipol Gruppo SpA, 3.25%, 09/23/30		175	207,309
Willis North America, Inc., 2.95%, 09/15/29	USD	90	96,982

			21,578,275

Interactive Media & Services — 1.0%
Cablevision Lightpath LLC(a)
3.88%, 09/15/27		866	866,000
5.63%, 09/15/28		1,001	1,015,715
Netflix, Inc.
4.88%, 04/15/28		496	554,280
5.88%, 11/15/28		2,801	3,342,167
3.88%, 11/15/29	EUR	196	253,355
5.38%, 11/15/29(a)	USD	2,387	2,813,438
3.63%, 06/15/30	EUR	393	498,786
4.88%, 06/15/30(a)	USD	1,735	1,977,900
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(a)		485	528,650
Twitter, Inc., 3.88%, 12/15/27(a)		699	718,222
United Group BV
4.88%, 07/01/24	EUR	199	235,651
3.63%, 02/15/28		166	182,638
(3 mo. Euribor + 3.25%), 3.25%, 02/15/26(b)		100	110,536

			13,097,338

Internet Software & Services(a) — 1.3%
Expedia Group, Inc.
6.25%, 05/01/25	USD	2,847	3,139,982
4.63%, 08/01/27		1,210	1,271,438
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc., 5.25%, 12/01/27		1,113	1,158,154
Match Group Holdings II LLC
4.63%, 06/01/28		972	1,001,160
5.63%, 02/15/29		318	342,645
4.13%, 08/01/30		1,400	1,416,184
Uber Technologies, Inc.
7.50%, 11/01/23		1,515	1,578,176
7.50%, 05/15/25		3,847	4,099,325
8.00%, 11/01/26		1,103	1,175,566

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
Uber Technologies, Inc. (continued)
7.50%, 09/15/27	USD	1,023	$1,094,610
6.25%, 01/15/28		1,033	1,061,098

			17,338,338

IT Services — 2.5%
Banff Merger Sub, Inc.
8.38%, 09/01/26	EUR	100	119,004
9.75%, 09/01/26(a)	USD	8,303	8,777,101
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)		2,178	2,235,826
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)		2,921	2,973,943
Camelot Finance SA, 4.50%, 11/01/26(a)		3,763	3,838,260
Castle U.S. Holding Corp., 9.50%, 02/15/28(a)		1,890	1,802,587
Dun & Bradstreet Corp.(a)
6.88%, 08/15/26		2,137	2,295,245
10.25%, 02/15/27		1,362	1,539,060
Fair Isaac Corp., 4.00%, 06/15/28(a)		915	943,594
Presidio Holdings, Inc., 4.88%, 02/01/27(a)		1,805	1,823,050
Rackspace Technology Global, Inc., 8.63%, 11/15/24(a)		1,794	1,878,677
Science Applications International Corp., 4.88%, 04/01/28(a)		1,431	1,452,880
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)		4,922	5,023,442

			34,702,669

Leisure Products — 0.3%
Mattel, Inc.
6.75%, 12/31/25(a)		2,764	2,916,020
5.88%, 12/15/27(a)		769	827,636
6.20%, 10/01/40		169	163,752
5.45%, 11/01/41		727	679,829

			4,587,237

Machinery — 1.1%
Clark Equipment Co., 5.88%, 06/01/25(a)		1,375	1,424,844
Colfax Corp.(a)
6.00%, 02/15/24		1,762	1,825,872
6.38%, 02/15/26		1,004	1,064,240
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		1,130	1,166,725
Novafives SAS, 5.00%, 06/15/25	EUR	200	169,302
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	932	944,815
Rebecca Bidco GmbH, 5.75%, 07/15/25	EUR	129	151,700
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)	USD	813	869,910
Terex Corp., 5.63%, 02/01/25(a)		1,055	1,057,637
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		2,146	2,135,270
Vertical Holdco GmbH, 7.63%, 07/15/28(a)		970	1,025,169
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	173	205,978
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	3,533	3,671,723

			15,713,185

Media — 13.8%
Altice Financing SA
2.25%, 01/15/25	EUR	170	190,726
7.50%, 05/15/26(a)	USD	4,428	4,687,171
3.00%, 01/15/28	EUR	196	212,984
5.00%, 01/15/28(a)	USD	2,220	2,156,175
Altice Finco SA, 4.75%, 01/15/28	EUR	200	212,213
Altice France Holding SA(a)
8.00%, 05/15/27		300	372,839
10.50%, 05/15/27	USD	8,178	9,087,803

Security		Par (000)	Value

Media (continued)
Altice France Holding SA(a) (continued)
6.00%, 02/15/28	USD	2,094	$1,997,236
AMC Networks, Inc., 4.75%, 08/01/25		1,216	1,256,972
Banijay Entertainment SASU, 3.50%, 03/01/25	EUR	152	173,519
Block Communications, Inc., 4.88%, 03/01/28(a)	USD	791	806,820
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27		3,264	3,434,446
5.88%, 05/01/27		142	149,086
5.00%, 02/01/28		262	275,100
5.38%, 06/01/29		2,372	2,570,655
4.75%, 03/01/30		1,417	1,500,249
4.50%, 08/15/30		5,597	5,877,102
4.25%, 02/01/31		4,406	4,566,652
4.50%, 05/01/32		5,535	5,777,156
Clear Channel International BV, 6.63%, 08/01/25(a)		1,965	2,009,802
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		3,116	3,020,650
5.13%, 08/15/27(a)		7,494	7,196,114
Connect Finco Sarl/Connect US Finco LLC,
6.75%, 10/01/26(a)		10,491	10,524,047
CSC Holdings LLC
5.25%, 06/01/24		2,413	2,587,943
5.50%, 05/15/26(a)		1,242	1,291,680
5.38%, 02/01/28(a)		240	253,500
5.75%, 01/15/30(a)		3,498	3,716,625
4.13%, 12/01/30(a)		2,919	2,975,191
4.63%, 12/01/30(a)		8,935	9,002,013
3.38%, 02/15/31(a)		2,209	2,138,864
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,569	1,110,068
DISH DBS Corp.
6.75%, 06/01/21		2,590	2,654,750
5.88%, 07/15/22		5,096	5,299,840
5.00%, 03/15/23		1,948	1,986,960
7.75%, 07/01/26		5,508	6,055,275
DISH Network Corp.(k)
2.38%, 03/15/24		1,680	1,511,916
3.38%, 08/15/26		2,495	2,290,401
Entercom Media Corp., 6.50%, 05/01/27(a)		2,322	2,020,140
GCI LLC(a)
6.63%, 06/15/24		869	932,089
4.75%, 10/15/28(j)		448	453,605
Hughes Satellite Systems Corp., 5.25%, 08/01/26		755	802,686
Informa PLC, 1.25%, 06/10/25		125	146,091
Lamar Media Corp., 4.00%, 02/15/30(a)		695	695,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		3,216	3,360,720
Liberty Broadband Corp., 2.75%, 09/30/50(a)(k)		3,554	3,823,139
Lions Gate Capital Holdings LLC(a)
6.38%, 02/01/24		147	145,530
5.88%, 11/01/24		1,016	998,220
Live Nation Entertainment, Inc.
2.50%, 03/15/23(k)		953	1,061,514
6.50%, 05/15/27(a)		5,089	5,492,252
Lorca Telecom Bondco SAU, 4.00%, 09/18/27	EUR	105	123,124
Meredith Corp., 6.88%, 02/01/26	USD	382	318,970
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		972	998,730

10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	USD	1,741	$1,697,475
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	206	264,642
Qualitytech LP/QTS Finance Corp.(a)
4.75%, 11/15/25	USD	1,450	1,503,940
3.88%, 10/01/28(j)		1,513	1,522,986
Radiate Holdco LLC/Radiate Finance, Inc.(a)
4.50%, 09/15/26		3,217	3,216,324
6.50%, 09/15/28		5,233	5,362,582
Sable International Finance Ltd., 5.75%, 09/07/27(a)		600	625,728
SES SA, (5 year EUR Swap + 5.40%), 5.63%(c)(h)	EUR	200	247,673
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24	USD	928	959,900
5.00%, 08/01/27		382	398,235
5.50%, 07/01/29		2,576	2,762,760
4.13%, 07/01/30		2,179	2,219,856
Summer BC Holdco A Sarl, 9.25%, 10/31/27	EUR	180	195,441
Summer BC Holdco B Sarl, 5.75%, 10/31/26		500	574,618
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.75%, 11/15/25(f)		151	177,644
TEGNA, Inc., 5.50%, 09/15/24(a)	USD	344	146,652
Tele Columbus AG, 3.88%, 05/02/25	EUR	200	223,232
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)	USD	2,000	2,100,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)		1,427	1,432,779
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		3,350	3,375,125
Univision Communications, Inc.(a)
5.13%, 02/15/25		800	758,000
6.63%, 06/01/27		2,952	2,881,890
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	260	304,837
Videotron Ltd., 5.13%, 04/15/27(a)	USD	1,786	1,878,872
Virgin Media Finance PLC, 3.75%, 07/15/30	EUR	142	158,965
Virgin Media Secured Finance PLC
5.00%, 04/15/27	GBP	200	269,683
5.50%, 05/15/29(a)	USD	2,836	3,044,304
4.50%, 08/15/30(a)		1,798	1,847,337
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	129,990
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD	3,554	3,545,115
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	318	365,382
WMG Acquisition Corp.(a)
5.50%, 04/15/26	USD	918	952,425
3.88%, 07/15/30		1,035	1,067,287
3.00%, 02/15/31		344	334,454
Zayo Group Holdings, Inc.(a)
4.00%, 03/01/27		413	406,485
6.13%, 03/01/28		5,585	5,764,837
Ziggo Bond Co. BV(a)
6.00%, 01/15/27		291	300,821
5.13%, 02/28/30		1,395	1,412,159
Ziggo BV
4.25%, 01/15/27	EUR	231	281,561
5.50%, 01/15/27(a)	USD	2,018	2,113,855
2.88%, 01/15/30	EUR	106	121,173
4.88%, 01/15/30(a)	USD	1,250	1,293,750

			190,543,127

Security		Par (000)	Value

Metals & Mining — 3.3%
ArcelorMittal SA, 4.25%, 07/16/29	USD	88	$92,604
Arconic Corp.(a)
6.00%, 05/15/25		1,911	2,040,805
6.13%, 02/15/28		1,359	1,395,523
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		3,999	4,043,589
Constellium SE(a)
5.75%, 05/15/24		1,060	1,078,550
6.63%, 03/01/25		941	962,761
5.88%, 02/15/26		4,611	4,731,070
5.63%, 06/15/28		1,235	1,260,564
Freeport-McMoRan, Inc.
4.38%, 08/01/28		2,528	2,613,838
4.63%, 08/01/30		2,597	2,730,616
5.45%, 03/15/43		6,723	7,454,328
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(a)		1,645	1,665,562
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(a)		779	819,897
Kaiser Aluminum Corp.(a)
6.50%, 05/01/25		861	887,510
4.63%, 03/01/28		447	416,827
New Gold, Inc.(a)
6.38%, 05/15/25		716	739,270
7.50%, 07/15/27		1,854	1,974,510
Novelis Corp.(a)
5.88%, 09/30/26		2,012	2,067,330
4.75%, 01/30/30		4,149	4,075,231
thyssenkrupp AG
1.88%, 03/06/23	EUR	127	138,925
2.88%, 02/22/24		737	810,306
2.50%, 02/25/25		1	1,076
United States Steel Corp., 12.00%, 06/01/25(a)	USD	2,681	2,853,898

			44,854,590

Multiline Retail — 0.6%
Dufry One BV
2.50%, 10/15/24	EUR	100	101,222
2.00%, 02/15/27		294	286,360
Macy’s Inc., 8.38%, 06/15/25(a)	USD	3,524	3,643,569
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	200	255,737
Nordstrom, Inc., 8.75%, 05/15/25(a)	USD	4,228	4,633,270

			8,920,158

Office Supplies & Equipment — 0.3%
BY Crown Parent LLC, 7.38%, 10/15/24(a)		4,370	4,435,550

Offshore Drilling & Other Services(a) — 0.2%
Entegris, Inc.
4.63%, 02/10/26		1,250	1,278,125
4.38%, 04/15/28		1,313	1,349,108

			2,627,233

Oil, Gas & Consumable Fuels — 15.3%
Apache Corp.
4.88%, 11/15/27		1,094	1,033,830
5.10%, 09/01/40		295	264,209
5.25%, 02/01/42		135	120,825
4.75%, 04/15/43		1,832	1,629,335
4.25%, 01/15/44		229	194,650
5.35%, 07/01/49		305	269,163
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		6,032	5,941,520

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 8.75%, 04/01/27(a)	USD	1,746	$787,883
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		2,543	2,403,135
Buckeye Partners LP
4.13%, 03/01/25(a)		151	143,450
3.95%, 12/01/26		302	281,404
4.50%, 03/01/28(a)		1,312	1,264,440
5.85%, 11/15/43		648	600,272
5.60%, 10/15/44		988	876,321
Callon Petroleum Co.
6.25%, 04/15/23		1,768	565,760
6.13%, 10/01/24		2,185	622,725
8.25%, 07/15/25		739	199,530
6.38%, 07/01/26		796	195,020
Cenovus Energy, Inc.
3.00%, 08/15/22		453	441,570
3.80%, 09/15/23		257	248,259
5.38%, 07/15/25		3,189	3,069,212
5.40%, 06/15/47		188	158,831
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		1,284	523,230
Cheniere Energy Partners LP
5.63%, 10/01/26		1,400	1,456,000
4.50%, 10/01/29		2,226	2,283,364
5.25%, 10/01/25		329	336,567
Cheniere Energy, Inc., 4.63%, 10/15/28(a)		6,794	6,972,342
CITGO Petroleum Corp., 7.00%, 06/15/25(a)		1,453	1,433,021
CNX Resources Corp., 7.25%, 03/14/27(a)		1,196	1,219,920
Comstock Resources, Inc.
7.50%, 05/15/25(a)		2,722	2,558,680
9.75%, 08/15/26		2,912	2,988,592
Continental Resources, Inc.
5.00%, 09/15/22		2,304	2,286,904
4.50%, 04/15/23		729	694,737
4.90%, 06/01/44		1,171	881,962
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
6.25%, 04/01/23		385	376,380
5.63%, 05/01/27(a)		1,096	979,024
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		5,663	5,337,377
CVR Energy, Inc.(a)
5.25%, 02/15/25		1,360	1,183,200
5.75%, 02/15/28		460	391,000
DCP Midstream Operating LP
5.38%, 07/15/25		1,417	1,461,040
5.63%, 07/15/27		1,044	1,068,012
5.13%, 05/15/29		39	38,415
6.45%, 11/03/36(a)		1,282	1,228,515
6.75%, 09/15/37(a)		2,344	2,250,240
Diamondback Energy, Inc.
4.75%, 05/31/25		710	765,904
3.50%, 12/01/29		3,200	3,102,159
eG Global Finance PLC
4.38%, 02/07/25	EUR	133	147,359
6.75%, 02/07/25(a)	USD	1,047	1,071,866
6.25%, 10/30/25	EUR	463	540,401
8.50%, 10/30/25(a)	USD	1,386	1,458,765
Endeavor Energy Resources LP/EER Finance, Inc.(a)
6.63%, 07/15/25		1,039	1,067,572
5.50%, 01/30/26		3,785	3,756,612

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP/EER Finance, Inc.(a) (continued)
5.75%, 01/30/28	USD	2,230	$2,241,150
Energy Transfer Operating LP
3.75%, 05/15/30		320	309,922
6.50%, 02/01/42		1,140	1,194,112
6.00%, 06/15/48		636	639,682
5.00%, 05/15/50		2,965	2,745,315
EnLink Midstream LLC, 5.38%, 06/01/29		474	383,940
EnLink Midstream Partners LP
4.40%, 04/01/24		1,638	1,474,200
4.15%, 06/01/25		108	92,991
4.85%, 07/15/26		297	256,938
5.60%, 04/01/44		1,228	788,990
5.05%, 04/01/45		207	131,445
EQM Midstream Partners LP
6.00%, 07/01/25(a)		1,338	1,379,812
4.13%, 12/01/26		361	344,028
6.50%, 07/01/27(a)		1,843	1,953,617
EQT Corp.
3.90%, 10/01/27		1,920	1,767,600
8.75%, 02/01/30		798	941,640
Extraction Oil & Gas, Inc.(a)(d)(g)
7.38%, 05/15/24		2,593	648,250
5.63%, 02/01/26		2,937	734,250
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23		579	525,443
5.63%, 06/15/24		201	171,318
6.50%, 10/01/25		350	302,750
7.75%, 02/01/28		188	163,344
Great Western Petroleum LLC/Great Western
Finance Corp., 9.00%, 09/30/21(a)		1,813	1,056,073
Harvest Midstream I LP, 7.50%, 09/01/28(a)		1,530	1,522,350
Hess Midstream Operations LP(a)
5.63%, 02/15/26		1,075	1,095,135
5.13%, 06/15/28		862	860,379
Holly Energy Partners LP/Holly Energy Finance
Corp., 5.00%, 02/01/28(a)		1,252	1,220,700
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		2,559	2,490,624
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(a)		200	186,000
Kinder Morgan Energy Partners LP
4.70%, 11/01/42		1,500	1,621,157
5.00%, 03/01/43		600	668,545
Kinder Morgan, Inc., 5.55%, 06/01/45		535	635,095
MasTec, Inc., 4.50%, 08/15/28(a)		1,282	1,294,820
Matador Resources Co., 5.88%, 09/15/26		3,623	3,028,647
MEG Energy Corp.(a)
7.00%, 03/31/24		2,507	2,331,510
6.50%, 01/15/25		2,555	2,506,251
7.13%, 02/01/27		1,017	912,076
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)		2,268	2,313,360
MPLX LP
2.65%, 08/15/30		2,085	2,035,093
5.20%, 03/01/47		500	545,173
4.70%, 04/15/48		420	426,259
5.50%, 02/15/49		1,285	1,443,215
Murphy Oil Corp.
5.75%, 08/15/25		833	726,688
6.38%, 12/01/42		141	110,685

12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	1,023	$1,089,495
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(a)		438	473,040
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		480	494,400
New Fortress Energy, Inc., 6.75%, 09/15/25(a)		4,523	4,728,796
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		1,640	2,087,561
NuStar Logistics LP
5.75%, 10/01/25		719	742,583
6.00%, 06/01/26		908	910,561
Occidental Petroleum Corp.
2.70%, 08/15/22		2,240	2,092,989
2.90%, 08/15/24		1,295	1,098,717
3.20%, 08/15/26		90	71,381
3.00%, 02/15/27		25	19,606
4.30%, 08/15/39		2,394	1,659,425
6.20%, 03/15/40		3,492	2,893,471
4.50%, 07/15/44		1,099	786,472
4.63%, 06/15/45		2,702	1,952,195
6.60%, 03/15/46		57	49,091
4.40%, 04/15/46		2,413	1,713,737
4.10%, 02/15/47		273	184,302
4.20%, 03/15/48		1,598	1,098,625
4.40%, 08/15/49		472	330,450
Parkland Corp., 5.88%, 07/15/27(a)		1,223	1,285,679
Parsley Energy LLC/Parsley Finance Corp.(a)
5.38%, 01/15/25		1,806	1,801,485
5.25%, 08/15/25		408	403,920
5.63%, 10/15/27		937	932,315
4.13%, 02/15/28		1,738	1,633,720
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		3,741	3,834,600
PDC Energy, Inc.
1.13%, 09/15/21(k)		1,043	989,126
6.13%, 09/15/24		978	931,545
6.25%, 12/01/25		298	277,140
5.75%, 05/15/26		1,632	1,515,394
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		864	835,036
3.80%, 09/15/30		930	901,804
6.65%, 01/15/37		535	585,415
5.15%, 06/01/42		215	202,919
4.30%, 01/31/43		210	177,961
4.90%, 02/15/45		440	401,564
QEP Resources, Inc.
5.38%, 10/01/22		2,639	2,163,980
5.25%, 05/01/23		1,885	1,371,337
5.63%, 03/01/26		721	409,168
Range Resources Corp.
5.88%, 07/01/22		230	223,100
5.00%, 08/15/22		1,313	1,266,651
5.00%, 03/15/23		906	860,700
Rattler Midstream LP, 5.63%, 07/15/25(a)		1,222	1,231,165
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)		1,788	2,014,095
SM Energy Co.
6.13%, 11/15/22		203	157,928
10.00%, 01/15/25(a)		4,029	3,827,550
Southwestern Energy Co.
4.10%, 03/15/22		1,362	1,344,975
7.50%, 04/01/26		331	323,553

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (continued)
8.38%, 09/15/28	USD	500	$491,305
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27		940	960,581
5.30%, 04/01/44		600	559,014
5.40%, 10/01/47		1,225	1,156,604
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		1,170	1,175,850
5.50%, 02/15/26		27	26,966
6.00%, 04/15/27		339	348,323
5.88%, 03/15/28		808	826,180
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
5.50%, 09/15/24		1,597	1,501,180
7.50%, 10/01/25		711	713,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		637	630,630
5.13%, 02/01/25		245	244,388
5.88%, 04/15/26		1,082	1,110,889
5.38%, 02/01/27		188	189,057
6.50%, 07/15/27		786	819,405
5.00%, 01/15/28		1,547	1,508,325
6.88%, 01/15/29		1,193	1,276,152
5.50%, 03/01/30(a)		1,677	1,678,761
4.88%, 02/01/31(a)		1,568	1,518,490
Transocean, Inc., 11.50%, 01/30/27(a)		965	395,843
UGI International LLC, 3.25%, 11/01/25	EUR	100	118,406
Viper Energy Partners LP, 5.38%, 11/01/27(a)	USD	1,246	1,227,310
Western Midstream Operating LP
4.00%, 07/01/22		172	173,019
4.10%, 02/01/25		388	369,570
3.95%, 06/01/25		907	852,399
4.65%, 07/01/26		660	641,850
4.75%, 08/15/28		258	248,062
5.05%, 02/01/30		908	883,725
5.45%, 04/01/44		1,518	1,297,890
5.30%, 03/01/48		2,281	1,836,205
5.50%, 08/15/48		392	323,400
6.25%, 02/01/50		1,758	1,628,347
Williams Cos., Inc.
5.80%, 11/15/43		1,500	1,759,213
5.10%, 09/15/45		340	381,292
WPX Energy, Inc.
8.25%, 08/01/23		1,006	1,136,780
5.75%, 06/01/26		326	337,410
5.25%, 10/15/27		536	544,040
5.88%, 06/15/28		1,088	1,136,960
4.50%, 01/15/30		2,407	2,366,406

			210,165,905

Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23	EUR	100	97,900
4.75%, 04/15/26		100	90,797
6.50%, 04/15/26(a)	USD	100	78,500
Edgewell Personal Care Co., 5.50%, 06/01/28(a)		919	966,999

			1,234,196

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 4.0%
Bausch Health Americas, Inc.(a)
9.25%, 04/01/26	USD	306	$336,600
8.50%, 01/31/27		4,211	4,626,836
Bausch Health Cos., Inc.
5.50%, 03/01/23(a)		533	531,001
4.50%, 05/15/23	EUR	2,565	2,979,251
5.88%, 05/15/23(a)	USD	64	63,680
6.13%, 04/15/25(a)		3,258	3,335,378
5.50%, 11/01/25(a)		779	799,449
9.00%, 12/15/25(a)		1,393	1,515,305
5.75%, 08/15/27(a)		1,292	1,371,135
7.00%, 01/15/28(a)		1,393	1,476,580
5.00%, 01/30/28(a)		1,385	1,345,181
6.25%, 02/15/29(a)		2,823	2,903,625
7.25%, 05/30/29(a)		2,892	3,116,130
5.25%, 01/30/30(a)		1,265	1,246,025
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(a)		1,141	1,186,640
2.38%, 03/01/28	EUR	432	486,102
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26	USD	135	142,088
4.25%, 05/01/28		1,662	1,744,252
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27	EUR	166	187,328
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(b)(j)		104	120,188
Elanco Animal Health, Inc., 5.90%, 08/28/28	USD	1,026	1,185,030
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)
9.50%, 07/31/27		837	874,665
6.00%, 06/30/28		687	504,945
IQVIA, Inc.
3.25%, 03/15/25	EUR	800	943,325
5.00%, 10/15/26(a)	USD	1,504	1,571,680
5.00%, 05/15/27(a)		1,811	1,898,960
Jaguar Holding Co. II/PPD Development LP(a)
4.63%, 06/15/25		3,116	3,209,480
5.00%, 06/15/28		3,019	3,151,081
MEDNAX, Inc.(a)
5.25%, 12/01/23		933	944,663
6.25%, 01/15/27		1,163	1,206,566
Nidda BondCo GmbH
5.00%, 09/30/25	EUR	100	113,709
7.25%, 09/30/25		337	401,042
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		344	392,756
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	6,093	6,383,514
Rossini Sarl, 6.75%, 10/30/25	EUR	201	247,563
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)		275	325,858
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27		100	98,376
1.63%, 10/15/28		100	92,440
West Street Merger Sub, Inc., 6.38%, 09/01/25(a)	USD	2,240	2,284,330

			55,342,757

Producer Durables: Miscellaneous — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		3,505	3,701,491
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	373	450,933
7.13%, 10/02/25(a)	USD	2,034	2,172,434

Security		Par (000)	Value

Producer Durables: Miscellaneous (continued)
Boxer Parent Co., Inc. (continued)
9.13%, 03/01/26(a)	USD	3,346	$3,546,760
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		5,286	5,597,874
Open Text Corp., 3.88%, 02/15/28(a)		1,616	1,634,681
Open Text Holdings, Inc., 4.13%, 02/15/30(a)		2,525	2,596,811
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		625	625,375

			20,326,359

Professional Services(a) — 0.3%
Gartner, Inc.
4.50%, 07/01/28		1,775	1,865,969
3.75%, 10/01/30		2,238	2,263,849

			4,129,818

Real Estate Management & Development — 0.7%
ADLER Real Estate AG
1.50%, 04/17/22	EUR	100	113,727
3.00%, 04/27/26		200	229,800
ADO Properties SA, 3.25%, 08/05/25		200	236,336
Consus Real Estate AG, 9.63%, 05/15/24		200	249,277
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(a)	USD	1,654	1,717,100
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	107,760
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	USD	2,113	2,111,943
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		412	415,090
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%(c)(h)	EUR	100	117,245
Howard Hughes Corp.(a)
5.38%, 03/15/25	USD	1,428	1,450,991
5.38%, 08/01/28		1,769	1,768,098
Peach Property Finance GmbH, 3.50%, 02/15/23	EUR	179	208,362
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 06/15/25(a)	USD	684	716,490
Summit Properties Ltd., 2.00%, 01/31/25	EUR	145	159,903

			9,602,122

Road & Rail — 0.1%
Autostrade per l’Italia SpA
6.25%, 06/09/22	GBP	100	135,946
5.88%, 06/09/24	EUR	300	390,426
1.88%, 11/04/25		100	112,395
CMA CGM SA, 6.50%, 07/15/22		100	115,899

			754,666

Semiconductors & Semiconductor Equipment — 1.8%
ams AG, 6.00%, 07/31/25		340	420,478
Broadcom, Inc.
5.00%, 04/15/30	USD	4,980	5,874,394
4.30%, 11/15/32		2,555	2,918,809
Infineon Technologies AG, (5 year EUR Swap + 3.39%), 2.88%(c)(h)	EUR	200	232,731
Microchip Technology, Inc., 4.25%, 09/01/25(a)	USD	5,208	5,403,606
ON Semiconductor Corp., 3.88%, 09/01/28(a)		1,700	1,723,928

14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.
5.50%, 07/15/26	USD	285	$302,260
3.38%, 04/01/31(a)		1,808	1,837,380
Sensata Technologies BV(a)
5.63%, 11/01/24		1,400	1,519,000
5.00%, 10/01/25		2,021	2,172,575
Sensata Technologies, Inc.(a)
4.38%, 02/15/30		994	1,043,700
3.75%, 02/15/31		1,304	1,295,850

			24,744,711

Software — 2.4%
ANGI Group LLC, 3.88%, 08/15/28(a)		1,361	1,347,390
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)		1,997	2,018,218
CDK Global, Inc.
4.88%, 06/01/27		478	503,095
5.25%, 05/15/29(a)		614	653,910
MSCI, Inc.(a)
4.75%, 08/01/26		181	187,788
4.00%, 11/15/29		455	477,750
3.63%, 09/01/30		682	699,582
3.88%, 02/15/31		2,145	2,235,519
Nuance Communications, Inc., 5.63%, 12/15/26		1,127	1,188,985
PTC, Inc.(a)
3.63%, 02/15/25		957	971,355
4.00%, 02/15/28		1,163	1,195,360
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		11,061	11,558,745
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		5,736	6,095,762
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(a)		1,117	1,170,057
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)		3,135	3,232,969

			33,536,485

Specialty Retail — 1.0%
Douglas GmbH, 6.25%, 07/15/22	EUR	100	107,279
Gap, Inc., 8.88%, 05/15/27(a)	USD	932	1,060,150
L Brands, Inc.
6.88%, 07/01/25(a)		2,244	2,423,520
6.63%, 10/01/30(a)		737	749,897
6.88%, 11/01/35		2,579	2,541,102
6.75%, 07/01/36		384	376,320
Michaels Stores, Inc., 4.75%, 10/01/27(a)(j)		807	799,939
PetSmart, Inc.(a)
7.13%, 03/15/23		1,851	1,867,196
5.88%, 06/01/25		1,130	1,156,668
Staples, Inc., 7.50%, 04/15/26(a)		3,468	3,204,987
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(b)	EUR	100	95,100

			14,382,158

Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 4.13%, 01/15/31(a)	USD	370	399,301

Telecommunications Equipment — 0.5%
Nokia OYJ
3.38%, 06/12/22		714	729,637
4.38%, 06/12/27		439	466,163

Security		Par (000)	Value

Telecommunications Equipment (continued)
ViaSat, Inc.(a)
5.63%, 04/15/27	USD	3,467	$3,566,676
6.50%, 07/15/28		1,907	1,909,765

			6,672,241

Textiles, Apparel & Luxury Goods — 0.3%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(k)	EUR	200	102,648
Hanesbrands, Inc., 5.38%, 05/15/25(a)	USD	702	740,610
Levi Strauss & Co., 5.00%, 05/01/25		1,284	1,313,692
William Carter Co.(a)
5.50%, 05/15/25		377	394,908
5.63%, 03/15/27		543	566,756
Wolverine World Wide Inc., 6.38%, 05/15/25(a)		391	412,505

			3,531,119

Thrifts & Mortgage Finance — 0.3%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(a)		2,057	2,148,948
MGIC Investment Corp., 5.25%, 08/15/28		1,013	1,044,834
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27		92	93,781
5.50%, 08/15/28		1,314	1,312,357

			4,599,920

Transportation Infrastructure — 0.0%
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	215	253,566
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	154	186,155

			439,721

Utilities — 0.3%
ContourGlobal Power Holdings SA, 4.13%, 08/01/25		227	268,089
Drax Finco PLC, 4.25%, 05/01/22	GBP	100	129,378
Orano SA, 2.75%, 03/08/28	EUR	100	115,686
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD	2,943	3,053,362
Vistra Operations Co. LLC, 3.55%, 07/15/24(a)		30	31,959

			3,598,474

Wireless Telecommunication Services — 4.1%
Altice France SA
2.50%, 01/15/25	EUR	169	188,732
7.38%, 05/01/26(a)	USD	5,120	5,365,248
5.88%, 02/01/27	EUR	100	123,781
8.13%, 02/01/27(a)	USD	5,777	6,296,930
5.50%, 01/15/28(a)		2,881	2,917,012
4.13%, 01/15/29	EUR	100	117,169
5.13%, 01/15/29(a)	USD	794	791,023
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		180	200,461
4.00%, 01/15/31		1,490	1,551,135
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		76	81,244
Matterhorn Telecom SA
2.63%, 09/15/24	EUR	100	114,068
4.00%, 11/15/27		200	230,973
PPF Telecom Group BV, 3.25%, 09/29/27		250	291,676
SBA Communications Corp., 3.88%, 02/15/27(a)	USD	6,927	7,030,905
Sprint Corp.
7.88%, 09/15/23		2,705	3,107,369
7.13%, 06/15/24		1,280	1,472,781
7.63%, 02/15/25		1,642	1,921,140

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp. (continued)
7.63%, 03/01/26	USD	1,050	$1,268,804
T-Mobile USA, Inc.
6.50%, 01/15/26		1,494	1,561,230
4.50%, 02/01/26		1,408	1,450,803
4.75%, 02/01/28		941	1,006,625
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 04/15/23(a)		1,156	1,162,502
8.25%, 10/15/23		1,242	1,223,370
7.88%, 02/15/25(a)		1,089	1,154,019
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25		977	967,235
4.25%, 12/01/26		3,706	3,723,233
3.75%, 02/15/27		2,568	2,525,063
4.63%, 12/01/29		1,285	1,307,487
4.13%, 08/15/30		6,027	5,929,061
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	200	233,024
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)	USD	1,065	1,097,582

			56,411,685

Total Corporate Bonds — 123.4% (Cost: $1,653,231,095)			1,698,720,153

Floating Rate Loan Interests

Aerospace & Defense — 0.1%
Spirit Aerosystems, Inc., Term Loan B, (1 mo. LIBOR + 5.25%), 6.00%, 01/31/25(e)		1,033	1,030,417
WP CPP Holdings LLC, 2018 Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 04/30/25(b)		324	281,776

			1,312,193

Airlines(b) — 0.2%
Delta Air Lines, Inc., 2020 1st Lien Term Loan B, 09/16/27(l)		1,648	1,658,893
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		311	308,406
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		962	976,969

			2,944,268

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26(b)		1,454	1,414,876

Banks — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24(b)		57	56,808

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24(b)		359	357,703

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(b)(e)		651	623,599

Security		Par (000)	Value

Chemicals(b) — 0.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24	USD	3,617	$3,554,754
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		2,362	2,352,290
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		468	456,222
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		2,177	2,156,601
Invictus US LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		327	304,549
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		462	441,575

			9,265,991

Commercial Services & Supplies(b) — 0.9%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		241	240,953
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25		2,788	2,788,707
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		493	480,941
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		2,629	2,451,163
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		859	854,000
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		6,195	6,125,079

			12,940,843

Construction & Engineering(b) — 0.9%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		10,939	10,157,689
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		1,784	1,733,666

			11,891,355

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23(b)		477	471,448

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24(b)		1,660	1,555,152

Diversified Consumer Services(b) — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		368	361,791
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		563	554,399
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		748	743,587

			1,659,777

Diversified Financial Services — 0.2%
Milano Acquisition Corp., Term Loan B, (1 mo. LIBOR + 5.25%), 5.25%, 08/17/27		2,539	2,507,263

16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services(b) — 1.7%
Frontier Communications Corp., 2017 Term Loan B1, (PRIME + 2.75%), 6.00%, 06/15/24	USD	9,722	$9,542,565
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		1,899	1,911,063
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		10,040	10,127,582
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27		1,325	1,321,368

			22,902,578

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23(b)		662	653,718

Health Care Equipment & Supplies(b) — 0.1%
Ortho-Clinical Diagnostics SA 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25		775	740,178
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	995	1,118,466

			1,858,644

Health Care Providers & Services(b) — 1.0%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	943	941,296
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		1,143	1,130,850
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		3,840	2,761,185
EyeCare Partners LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.40%, 02/18/28		3,500	3,080,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		1,294	1,265,827
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		1,185	1,097,576
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/17/25		511	495,261
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		3,040	3,024,513
Surgery Center Holdings, Inc., 2020 Incremental Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/03/24		92	92,573

			13,889,081

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26(b)		990	951,422

Hotels, Restaurants & Leisure(b) — 0.1%
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		1,576	1,401,092
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(e)		292	329,698

			1,730,790

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26(b)	USD	94	$91,095

Industrial Conglomerates(b) — 0.2%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		1,279	348,573
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,876	1,774,890

			2,123,463

Insurance(b) — 0.4%
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		1,059	1,047,753
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		2,117	2,038,377
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		1,267	1,246,577
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,090	1,080,728

			5,413,435

Interactive Media & Services(b) — 0.1%
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, 10/31/26(l)		643	639,515
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		122	119,859
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		911	883,587

			1,642,961

IT Services(b) — 1.6%
Airbnb, Inc., Term Loan, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 04/17/25(e)		382	410,696
Flexential Intermediate Corp. 2017
1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 08/01/24		869	741,396
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.50%, 08/01/25		420	246,750
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23		880	877,016
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		1,090	957,438
Sophia LP(l)
2020 1st Lien Term Loan, 09/22/27		3,397	3,372,372
2020 2nd Lien Term Loan, 09/17/27		10,251	9,994,725
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		4,875	4,765,286

			21,365,679

Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 09/27/24(b)		1,402	1,343,298

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery(b) — 0.4%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 09/21/26(e)	USD	1,209	$1,202,821
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		4,764	4,489,014

			5,691,835

Media(b) — 1.3%
Altice Financing SA, 2017 USD Term Loan B, 07/15/25(l)		242	230,677
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		1,008	977,165
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		4,317	3,918,705
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		1,021	988,223
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		904	907,298
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		2,255	2,290,945
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		478	404,830
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		221	221,272
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		855	832,164
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		6,880	6,667,889

			17,439,168

Oil, Gas & Consumable Fuels(b) — 0.3%
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 06/24/24(d)(e)(g)		4,162	2,830,130
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 4.65%, 09/27/24		904	721,070
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(e)		91	77,743

			3,628,943

Pharmaceuticals(b) — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 5.00%, 04/29/24		1,135	1,078,046
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		410	408,715

			1,486,761

Professional Services — 0.2%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26(b)		2,062	2,037,892

Software — 1.4%
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25(b)		1,660	1,607,848

Security		Par (000)	Value
Software (continued)
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26(b)	USD	131	$129,579
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27(b)		1,188	1,139,451
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24(b)		984	975,959
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24(b)		1,721	1,506,543
Epicor Software Corp.(b)
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		506	518,650
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		1,406	1,402,849
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25(b)		1,197	1,184,347
Informatica LLC(b)
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		2,634	2,671,324
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		1,274	1,243,951
Mitchell International, Inc.(b)
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		887	846,049
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 12/01/25		613	579,907
Omnitracs, Inc., Term Loan B, (1 mo. LIBOR + 8.24%), 8.24%, 10/09/28		218	214,457
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25(b)		46	43,670
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25(b)		716	693,576
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23(b)		574	561,078
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22(b)		83	82,443
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26(b)		173	167,092
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28(b)		1,576	1,536,600
Ultimate Software Group, Inc.(b)
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		887	883,789
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		568	562,844

			18,552,006

Specialty Retail — 0.2%
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22(b)		2,892	2,882,931

18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services(b) — 0.7%
Ligado Networks LLC
2015 2nd Lien Term Loan, (Defaulted), 13.50%, 12/07/20	USD	9,859	$4,929,466
PIK Exit Term Loan, (1 mo. LIBOR + 11.75%), 8.50%, 12/07/20(d)(g)		3,925	3,589,267
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		1,531	1,499,590

			10,018,323

Total Floating Rate Loan Interests — 13.3% (Cost: $193,261,941)			182,705,299

		Shares

Investment Companies

Equity Funds — 0.7%
iShares Preferred & Income Securities ETF(m)		247,000	9,003,150

Total Investment Companies — 0.7% (Cost: $9,040,084)			9,003,150

		Par (000)

Preferred Securities

Capital Trusts — 4.8%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(c)(h)	USD	655	657,456

Banks(h) — 0.7%

AIB Group PLC, 5.25%(c)	EUR	400	445,478
Allied Irish Banks PLC, 7.38%(c)		210	246,845
Banco Bilbao Vizcaya Argentaria SA, 8.88%(c)		200	242,087
Banco de Sabadell SA, 6.50%(c)		200	209,545
Bankia SA, 6.38%(c)		400	479,068
CaixaBank SA(c)
5.25%		200	217,424
6.75%		200	243,570
CIT Group, Inc., Series A, 5.80%(c)	USD	1,647	1,324,287
Erste Group Bank AG, 6.50%(c)	EUR	200	251,411
HBOS Capital Funding LP, 6.85%	USD	840	852,600
ING Groep NV, 6.75%(c)		200	211,500
Intesa Sanpaolo SpA, 7.75%(c)	EUR	200	263,404
National Westminster Bank PLC, Series C, 0.51%(i)	USD	200	176,000
Stichting AK Rabobank Certificaten, 6.50%	EUR	148	206,059
Wells Fargo & Co., Series U, 5.88%(c)	USD	4,391	4,727,405

			10,096,683

Diversified Financial Services(c)(h) — 3.7%
Banco Santander SA
4.38%	EUR	200	211,627
6.75%		200	244,661
Bank of America Corp.
Series AA, 6.10%	USD	8,608	9,370,755
Series DD, 6.30%		432	488,203
Series X, 6.25%		3,534	3,776,079
Series Z, 6.50%		1,634	1,816,191

Security		Par (000)	Value

Diversified Financial Services (continued)
BNP Paribas SA, 4.50%(a)	USD	1,230	$1,179,262
Credit Suisse Group AG(a)
5.10%		860	829,900
6.38%		3,145	3,361,219
5.25%		1,325	1,327,650
6.25%		200	214,228
7.50%		750	791,483
HSBC Holdings PLC, 6.00%		2,298	2,355,450
JPMorgan Chase & Co.
Series FF, 5.00%		5,918	5,907,799
Series HH, 4.60%		1,416	1,387,680
Series I, 3.74%		1,046	1,002,975
Series Q, 5.15%		850	854,250
Series S, 6.75%		2,879	3,116,517
Series U, 6.13%		4,228	4,391,277
Series V, 3.55%		3,075	2,844,990
Series X, 6.10%		640	672,000
Morgan Stanley
Series H, 3.85%		3,309	3,122,869
Series J, 4.05%		340	332,493
Natwest Group PLC, 8.63%		607	622,175
UBS Group AG, 5.75%	EUR	250	304,837
UniCredit SpA
6.75%		200	234,675
9.25%		225	285,760

			51,047,005

Diversified Telecommunication Services(c)(h) — 0.1%
Koninklijke KPN NV, 2.00%		300	344,696
Telefonica Europe BV
5.88%		200	257,823
4.38%		600	740,726

			1,343,245

Electric Utilities(c)(h) — 0.0%
Naturgy Finance BV
4.13%		100	121,349
3.38%		100	120,031

			241,380

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		320	380,812

Insurance(c)(h) — 0.0%
Achmea BV, 4.63%		200	232,647
Legal & General Group PLC, 5.63%	GBP	200	263,979

			496,626

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(a)(h)	USD	400	404,000

Oil, Gas & Consumable Fuels(c)(h) — 0.0%
BP Capital Markets PLC, 4.25%	GBP	125	168,955
Repsol International Finance BV
3.75%	EUR	100	117,835
4.25%		100	119,297

			406,087

Real Estate Management & Development(c)(h) — 0.0%
Aroundtown SA, 3.38%		200	233,318
Citycon OYJ, 4.50%		100	101,993

			335,311

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities(c)(h) — 0.1%
Electricite de France SA
3.00%	EUR	200	$228,625
2.88%		200	228,757
4.00%		200	244,748
6.00%	GBP	100	138,952

			841,082

Wireless Telecommunication Services(c) — 0.1%
Vodafone Group PLC
3.10%, 01/03/79	EUR	400	476,601
4.20%, 10/03/78		200	256,454

			733,055

Total Capital Trusts — 4.8%			66,982,742

		Shares

Preferred Stocks — 0.1%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $656,673)(n)		671,058	53,014

Diversified Financial Services — 0.1%
UCI International Remainco LLC(e)		109,729	1,104,971

Total Preferred Stocks — 0.1%			1,157,985

Total Preferred Securities — 4.9% (Cost: $67,764,652)			68,140,727

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)		106,505	168,278

Total Warrants — 0.0% (Cost: $456,911)			168,278

Total Long-Term Investments — 144.1% (Cost: $1,980,791,782)			1,983,285,292

Options Purchased — 0.0% (Cost: $17,911)			22,350

Total Investments Before Options Written — 144.1% (Cost: $1,980,809,693)			1,983,307,642

Options Written — (0.0)% (Premiums Received: $(8,043))			(5,146)

Total Investments, Net of Options Written — 144.1% (Cost: $1,980,801,650)			1,983,302,496

Liabilities in Excess of Other Assets — (44.1)%			(607,291,869)

Net Assets — 100.0%			$1,376,010,627

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Perpetual security with no stated maturity date.
(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	When-issued security.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Affiliate of the Trust.
(n)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $53,014, representing less than 0.05% of its net assets as of period end, and an original cost of $656,673.

20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$192,213,754	$(192,213,754)	$—	$—	$—	—	$8,982	$—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	37,616,423	28,561,781	(65,929,644)	177,865	(426,425)	—	—	156,483	—
iShares U.S. Preferred Stock ETF	—	9,040,084	—	—	(36,934)	9,003,150	247,000	39,574	—

				$177,865	$(463,359)	$9,003,150		$205,039	$—

(a)	As of period end, the entity is no longer held.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	361	12/21/20	$50,371	$(218,782)
Long U.S. Treasury Bond	55	12/21/20	9,695	32,343
Ultra U.S. Treasury Bond	86	12/21/20	19,076	(238,721)
5-Year U.S. Treasury Note	194	12/31/20	24,450	(45,895)

				$(471,055)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,943,000	USD	1,451,331	UBS AG	10/05/20	$7,889
EUR	22,545,000	USD	26,400,195	UBS AG	10/05/20	34,328
GBP	3,860,000	USD	4,963,977	State Street Bank and Trust Co.	10/05/20	16,837
USD	1,488,263	CAD	1,943,000	Citibank N.A.	10/05/20	29,042
USD	312,614	EUR	265,000	Citibank N.A.	10/05/20	1,895
USD	53,194,179	EUR	44,486,000	UBS AG	10/05/20	1,033,338
USD	5,157,383	GBP	3,874,000	Bank of America N.A.	10/05/20	158,503
AUD	957,000	USD	681,647	Bank of America N.A.	10/06/20	3,810
USD	702,699	AUD	957,000	BNP Paribas S.A.	10/06/20	17,242
USD	26,475,157	EUR	22,545,000	Goldman Sachs International	11/04/20	24,272

						1,327,156

EUR	22,545,000	USD	26,458,812	Goldman Sachs International	10/05/20	(24,289)
USD	117,723	EUR	101,000	Citibank N.A.	10/05/20	(702)
USD	277,179	EUR	238,000	State Street Bank and Trust Co.	10/05/20	(1,881)
USD	681,694	AUD	957,000	Bank of America N.A.	11/04/20	(3,809)
USD	1,451,478	CAD	1,943,000	UBS AG	11/04/20	(7,874)
USD	26,416,540	EUR	22,545,000	UBS AG	11/04/20	(34,345)
USD	4,964,759	GBP	3,860,000	State Street Bank and Trust Co.	11/04/20	(16,844)

						(89,744)

						$1,237,412

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	22	10/16/20	EUR	3,250.00	EUR	8	$22,350

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	22	10/16/20	EUR	3,050.00	EUR	8	$(5,146)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B	150	$12,829	$12,107	$722

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nordstrom, Inc.	1.00%	Quarterly	Barclays Bank PLC	06/20/25	USD	318	$60,606	$71,743	$(11,137)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	124	$(31,422)	$(9,501)	$(21,921)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	88	(22,366)	(7,529)	(14,837)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	90	(22,788)	(5,307)	(17,481)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	B	EUR	60	(17,074)	(6,431)	(10,643)
CenturyLink, Inc	1.00	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	856	(33,492)	(43,549)	10,057
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	(5,144)	(342)	(4,802)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	30	(5,144)	904	(6,048)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	70	(12,004)	3,676	(15,680)
Altice France SA	5.00	Quarterly	Credit Suisse International	06/20/25	B	EUR	80	6,488	8,792	(2,304)
CenturyLink, Inc	1.00	Quarterly	Barclays Bank PLC	06/20/25	NR	USD	1,221	(114,766)	(157,911)	43,145
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	B-	EUR	40	(6,520)	(2,799)	(3,721)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	38	(7,199)	(6,419)	(780)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	82	(15,785)	(14,119)	(1,666)
Rolls-Royce PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB-	EUR	90	(17,237)	(12,552)	(4,685)

								$(304,453)	$(253,087)	$(51,366)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust			Effective Date	Termination Date	Notional Amount (000)		Value	Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/20	USD	3,389	$262,128	$420	$261,708
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	JPMorgan Chase Bank N.A.	N/A	12/20/20	USD	3,000	259,061	372	258,689
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Goldman Sachs International	N/A	12/20/20	USD	3,413	296,400	317	296,083
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Goldman Sachs International	N/A	12/20/20	USD	3,413	293,049	317	292,732
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	JPMorgan Chase Bank N.A.	N/A	12/20/20	USD	3,413	286,366	423	285,943
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Morgan Stanley & Co. International PLC	N/A	12/20/20	USD	1,707	139,894	212	139,682
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Morgan Stanley & Co. International PLC	N/A	03/20/21	USD	12,848	190,309	438	189,871
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Morgan Stanley & Co. International PLC	N/A	03/20/21	USD	1,000	13,529	34	13,495
3-Month LIBOR, plus 0.24%.	Quarterly	IBOXX US Dollar Liquid High Yield	At Maturity	Morgan Stanley & Co. International PLC	N/A	03/20/21	USD	1,000	(1,625)	34	(1,659)

									$1,739,111	$2,567	$1,736,544

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,491,683	$—	$2,491,683
Common Stocks
Auto Components	24,754	—	—	24,754
Building Products	38,987	—	—	38,987
Chemicals	4,744,750	—	—	4,744,750
Consumer Finance	36,954	—	—	36,954
Diversified Financial Services	25	—	22,235	22,260
Diversified Telecommunication Services	850,869	967,890	—	1,818,759
Energy Equipment & Services	—	—	602,115	602,115
Entertainment	1,066,124	—	—	1,066,124
Equity Real Estate Investment Trusts (REITs)	8,518,316	—	—	8,518,316
Life Sciences Tools & Services	277,314	—	—	277,314
Media	540,495	—	—	540,495
Metals & Mining	2,242,148	—	—	2,242,148
Pharmaceuticals	2,108,032	—	—	2,108,032
Semiconductors & Semiconductor Equipment	14,994	—	—	14,994
Corporate Bonds
Aerospace & Defense	—	84,544,419	—	84,544,419
Air Freight & Logistics	—	603,767	—	603,767
Airlines	—	12,289,874	—	12,289,874
Auto Components	—	21,148,043	—	21,148,043
Automobiles	—	42,882,347	—	42,882,347
Banks	—	5,937,557	—	5,937,557
Banks: Diversified	—	1,280,269	—	1,280,269
Beverages	—	29,630,810	—	29,630,810
Biotechnology	—	394,544	—	394,544
Building Materials	—	18,669,601	—	18,669,601
Building Products	—	5,595,970	—	5,595,970
Capital Markets	—	17,844,095	25,483	17,869,578
Chemicals	—	44,619,704	—	44,619,704
Commercial Services & Supplies	—	17,714,215	—	17,714,215
Communications Equipment	—	10,391,033	—	10,391,033
Construction & Engineering	—	4,357,936	—	4,357,936
Construction Materials	—	22,949,120	—	22,949,120
Consumer Discretionary	—	13,179,880	—	13,179,880
Consumer Finance	—	41,949,225	—	41,949,225
Containers & Packaging	—	10,264,588	—	10,264,588
Diversified Consumer Services	—	28,802,136	—	28,802,136
Diversified Financial Services	—	23,185,164	—	23,185,164
Diversified Telecommunication Services	—	57,589,287	—	57,589,287
Electric Utilities	—	4,021,933	—	4,021,933
Electrical Equipment	—	1,810,067	—	1,810,067
Electronic Equipment, Instruments & Components	—	9,022,449	—	9,022,449
Energy Equipment & Services	—	5,407,358	2,443,761	7,851,119
Environmental, Maintenance, & Security Service	—	19,136,536	—	19,136,536
Equity Real Estate Investment Trusts (REITs)	—	37,327,522	—	37,327,522
Food & Staples Retailing	—	41,798,088	—	41,798,088
Food Products	—	12,669,175	—	12,669,175
Gas Utilities	—	2,962,802	—	2,962,802
Health Care Equipment & Supplies	—	24,029,549	—	24,029,549
Health Care Providers & Services	—	77,114,548	—	77,114,548
Health Care Technology	—	6,278,517	—	6,278,517
Hotels, Restaurants & Leisure	—	78,386,504	—	78,386,504
Household Durables	—	25,781,531	—	25,781,531
Independent Power and Renewable Electricity Producers	—	26,411,408	—	26,411,408

24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Insurance	$—	$21,578,275	$—	$21,578,275
Interactive Media & Services	—	13,097,338	—	13,097,338
Internet Software & Services	—	17,338,338	—	17,338,338
IT Services	—	34,702,669	—	34,702,669
Leisure Products	—	4,587,237	—	4,587,237
Machinery	—	15,713,185	—	15,713,185
Media	—	190,543,127	—	190,543,127
Metals & Mining	—	44,854,590	—	44,854,590
Multiline Retail	—	8,920,158	—	8,920,158
Office Supplies & Equipment	—	4,435,550	—	4,435,550
Offshore Drilling & Other Services	—	2,627,233	—	2,627,233
Oil, Gas & Consumable Fuels	—	210,165,905	—	210,165,905
Personal Products	—	1,234,196	—	1,234,196
Pharmaceuticals	—	55,342,757	—	55,342,757
Producer Durables: Miscellaneous	—	20,326,359	—	20,326,359
Professional Services	—	4,129,818	—	4,129,818
Real Estate Management & Development	—	9,602,122	—	9,602,122
Road & Rail	—	754,666	—	754,666
Semiconductors & Semiconductor Equipment	—	24,744,711	—	24,744,711
Software	—	33,536,485	—	33,536,485
Specialty Retail	—	14,382,158	—	14,382,158
Technology Hardware, Storage & Peripherals	—	399,301	—	399,301
Telecommunications Equipment	—	6,672,241	—	6,672,241
Textiles, Apparel & Luxury Goods	102,648	3,428,471	—	3,531,119
Thrifts & Mortgage Finance	—	4,599,920	—	4,599,920
Transportation Infrastructure	—	439,721	—	439,721
Utilities	—	3,598,474	—	3,598,474
Wireless Telecommunication Services	—	56,411,685	—	56,411,685
Floating Rate Loan Interests	—	176,200,195	6,505,104	182,705,299
Investment Companies	9,003,150	—	—	9,003,150
Preferred Securities
Capital Trusts	—	66,982,742	—	66,982,742
Preferred Stocks	—	—	1,104,971	1,104,971
Warrants	—	168,278	—	168,278
Options Purchased
Equity Contracts	22,350	—	—	22,350
Unfunded Floating Rate Loan Interests(a)	—	35,406	—	35,406

	$29,591,910	$1,942,994,455	$10,703,669	$1,983,290,034
Investments Valued at NAV(b)				53,014

				$1,983,343,048

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$53,924	$—	$53,924
Foreign Currency Exchange Contracts	—	1,327,156	—	1,327,156
Interest Rate Contracts	32,343	1,738,203	—	1,770,546
Liabilities
Credit Contracts	—	(115,705)	—	(115,705)
Equity Contracts	(5,146)	—	—	(5,146)
Foreign Currency Exchange Contracts	—	(89,744)	—	(89,744)
Interest Rate Contracts	(503,398)	(1,659)	—	(505,057)

	$(476,201)	$2,912,175	$—	$2,435,974

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2019	$2,297,448	$25,016	$12,707,738	$12	$2,496,335	$17,526,549
Transfers into Level 3(a)	—	—	11,385,872	—	—	11,385,872
Transfers out of Level 3(b)	—	—	(2,985,152)	—	—	(2,985,152)
Accrued discounts/premiums	—	44,006	26,343	—	—	70,349
Net realized gain (loss)	—	1,838	(2,781,285)	2,774	779,373	(1,997,300)
Net change in unrealized appreciation (depreciation)(c)	(1,740,575)	(48,357)	(1,572,820)	(12)	2,168,311	(1,193,453)
Purchases	67,477	2,448,578	1,783,427	—	1,585,120	5,884,602
Sales	—	(1,837)	(12,059,019)	(2,774)	(5,924,168)	(17,987,798)

Closing balance, as of September 30, 2020	$624,350	$2,469,244	$6,505,104	$—	$1,104,971	$10,703,669

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(c)	$(1,740,575)	$(48,357)	$(1,647,028)	$—	$40,963	$(3,394,997)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

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